Document and Entity Information	Dec. 19, 2024
Cover [Abstract]
Entity Registrant Name	LandBridge Co LLC
Amendment Flag	true
Entity Central Index Key	0001995807
Document Type	8-K/A
Document Period End Date	Dec. 19, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-42150
Entity Tax Identification Number	93-3636146
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	230-8864
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited liability company interests
Trading Symbol	LB
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 26, 2024, LandBridge Company LLC (NYSE: LB) (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission (the “SEC”). The Original Report disclosed the consummation of the Company’s previously announced acquisition of approximately 46,000 surface acres located in Reeves and Pecos Counties, Texas (the “Acquisition”), pursuant to that certain Purchase and Sale Agreement between DBR Land LLC, a Delaware limited liability company and an indirect, wholly-owned subsidiary of the Company, and Wolf Bone Ranch Partners LLC, a Texas limited liability company. The Acquisition was completed on December 19, 2024. On December 31, 2024, the Company filed a Current Report on Form 8-K/A (“Amendment No. 1,” and, the Original Report as amended by Amendment No. 1, the “Amended Report”) with the SEC, which amended the Original Report to include the financial statements required by Item 9.01(a) and certain pro forma financial information required by Item 9.01(b). This Current Report on Form 8-K/A amends the Amended Report to include certain additional pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Amended Report remain unchanged.